INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	$ 8,172	$ 9,985
Work in progress – vehicles	18,369	11,560
Parts for resale	1,693	1,728
Total Inventory	$ 28,234	$ 23,273